Note 10 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Current assets	$ 1,014,622		$ 426,124
Total assets	4,896,229		4,407,041
Current liabilities	423,090		370,027
Non-current liabilities	2,312,702		2,311,115
Net income	554,955	[1]	435,121	$ 8,877
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	11,697		12,468
Non-current assets	91,471		92,770
Total assets	103,168		105,238
Current liabilities	7,472		6,576
Non-current liabilities	52,760		58,110
Total liabilities	60,232		64,686
Voyage revenue	23,789		43,088	96,533
Net income	$ 4,686		$ 27,617	$ 39,433

[1]	Net income excludes net loss attributable to non-controlling interest of $263 during the year ended December 31, 2022. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the 2022 consolidated balance sheet. See Note 15 of the Notes to the Consolidated Financial Statements.